Schedule of movement of contract costs (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Contract Costs And Liabilities
Beginning		$ 5,227,325	$ 3,802,497	$ 5,020,779
Cost of revenues	$ (1,063,296)	(14,352,837)	(18,432,805)	(10,871,639)
Costs accumulation		11,847,389	19,857,633	9,653,357
Ending	$ 2,721,877	$ 2,721,877	$ 5,227,325	$ 3,802,497